BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with Section 8-03 of Regulation S-X for interim financial statements required to be filed with the Securities and Exchange Commission (“SEC”).  Certain information normally included in financial statements and the accompanying notes prepared in accordance with generally accepted accounting principles of the United States of America (“U.S. GAAP”) have been condensed or omitted. These financial statements should be read in conjunction with the Company’s Audited Financial Statements and notes thereto included in its Annual Report on Form 10-K for the year ended December 31, 2015, and the Company’s other filings with the SEC.

The information furnished herein reflects all adjustments that are, in the opinion of management, necessary for the fair presentation of the Company’s Condensed Balance Sheets as of June 30, 2016 and December 31, 2015; the Condensed Statements of Operations for the three and six months ended June 30, 2016 and 2015; and the Condensed Statements of Cash Flows for the six months ended June 30, 2016 and 2015. The Company’s balance sheet at December 31, 2015 is derived from the audited financial statements at that date. Interim period results are not necessarily indicative of results of operations or cash flows for the full year.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. For further information, see Note 2 to the Financial Statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.

The Company has evaluated events or transactions through the date of issuance of these unaudited condensed financial statements.  Except as otherwise set forth herein, there have been no material changes to the Notes from those included with the Audited Financial Statements included in the Form 10-K.

Summary of Significant Accounting Policies

Business Combinations

The Company accounts for the acquisition of oil and gas properties, that are not commonly controlled, based on the requirements of FASB ASC Topic 805, Business Combinations, which requires an acquiring entity to recognize the assets acquired and liabilities assumed at fair value under the acquisition method of accounting, provided such assets and liabilities qualify for acquisition accounting under the standard. The Company accounts for property acquisitions of proved developed oil and gas property as business combinations.

New Accounting Pronouncements

Recently Issued

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date.  If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.

In September 2015, the FASB issued update 2015-16 Business Combinations (Topic 805), which updated guidance that eliminates the requirement to restate prior periods to reflect adjustments made to provisional amounts recognized in a business combination.  The updated guidance requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined.  The standards update was effective prospectively for interim and annual periods beginning after December 15, 2015, with early adoption permitted.  The Company adopted this standard update, as required, effective January 1, 2016, which did not have a material impact on its Condensed Financial Statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842).  The standard requires lessees to recognize the assets and liabilities that arise from leases on the balance sheet.  A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term.  The new guidance is effective for annual and interim reporting periods beginning after December 15, 2018.  The amendments should be applied at the beginning of the earliest period presented using a modified retrospective approach with earlier application permitted as of the beginning of an interim or annual reporting period.  The Company is currently evaluating the impact of the new guidance on its financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation — Stock Compensation (Topic 718): Improvements to employee share-based payment accounting, which includes provisions intended to simplify various aspects related to how share-based compensation payments are accounted for and presented in the financial statements. This amendment will be effective prospectively for reporting periods beginning on or after December 15, 2016, and early adoption is permitted. The Company is currently assessing the impact of the ASU on the Company’s financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Various accounting standards and interpretations were issued in 2015 with effective dates subsequent to December 31, 2015.  The Company has evaluated the recently issued accounting pronouncements that are effective in 2016 and believes that none of them will have a material effect on its financial position, results of operations or cash flows when adopted.

Further, the Company is monitoring the joint standard-setting efforts of the Financial Accounting Standards Board and the International Accounting Standards Board.  There are a large number of pending accounting standards that are being targeted for completion in 2016 and beyond, including, but not limited to, standards relating to revenue recognition, accounting for leases, fair value measurements, accounting for financial instruments, disclosure of loss contingencies and financial statement presentation. Because these pending standards have not yet been finalized, at this time the Company is not able to determine the potential future impact that these standards will have, if any, on its financial position, results of operations or cash flows.

NOTE 2—BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

        The Company prepares its financial statements in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Use of Estimates

        The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Loss Per Common Share

        (Loss) per share attributable to PetroShare shareholders is computed by dividing net (loss) by the weighted average number of common shares outstanding during the period. Diluted (loss) per share attributable to PetroShare shareholders is computed by dividing the net (loss) by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. The Company excluded potentially dilutive securities including; 2,200,000 stock options and 2,000,000 stock options for purposes of calculating diluted net loss per share, as of December 31, 2015 and 2014, respectively, as the effect of their inclusion would be anti-dilutive.

Cash and Cash Equivalents

        PetroShare considers all highly liquid investments with an initial maturity of three months or less to be cash equivalents. PetroShare's bank accounts periodically exceed federally insured limits. PetroShare maintains its deposits with high quality financial institutions and, accordingly, believes its credit risk exposure associated with cash is remote.

Revenue Recognition

        We recognize revenue from the sale of crude oil and natural gas when production is delivered to, and title has transferred to, the purchaser and to the extent the selling price is reasonably determinable.

        In general, settlements for hydrocarbon sales may occur after the month in which the oil, natural gas or other hydrocarbon products were produced. We may estimate and accrue for the value of these sales using information available to us at the time our financial statements are generated. Differences are reflected in the accounting period that payments are received from the purchaser.

Accounts Receivable—Crude oil and natural gas

        Accounts receivable—Crude oil and natural gas consists of amounts receivable from crude oil sold from the Company's well interests. All of the Company's accounts receivable is due from one party. Management continually monitors accounts receivable for collectability.

Accounts Receivable—Joint interest billing

        Accounts receivable—Joint interest billing consists primarily of joint interest billings, which are recorded at the invoiced and to-be-invoiced amounts. Collateral is not required for such receivables, nor is interest charged on past due balances. Joint interest billing receivables are collateralized by the pro rata revenue attributable to the joint interest holders and further by the interest itself. As of December 31, 2015, three partners totaled 100% of the Company's total joint interest billing receivable with no allowance for collectability indicated during the period. As of December 31, 2014, three partners totaled 100% of the Company's total joint interest billing receivables with no allowance for collectability indicated during the year.

Deferred Offering Costs

        The Company defers as other current assets the direct incremental costs of raising capital through equity offerings until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated. As of December 31, 2015, the Company's deferred offering costs totaled $nil, with $109,965 recorded as of December 31, 2014.

Crude Oil and Natural Gas Properties

Proved.

        PetroShare follows the successful efforts method of accounting for its crude oil and natural gas properties. Under this method of accounting, all property acquisition costs and development costs are capitalized when incurred and depleted on a units-of-production basis over the remaining life of proved reserves and proved developed reserves, respectively. Costs of drilling exploratory wells are initially capitalized but are charged to expense if the well is determined to be unsuccessful.

        PetroShare assesses its proved crude oil and natural gas properties for impairment whenever events or circumstances indicate that the carrying value of the assets may not be recoverable. The impairment test compares estimated undiscounted future net cash flows to the assets' net book value. If the net capitalized costs exceed estimated future net cash flows, then the cost of the property is written down to fair value. Fair value for crude oil and natural gas properties is generally determined based on estimated discounted future net cash flows. Impairment expense for proved properties is reported in exploration and impairment expense.

        Net carrying values of retired, sold or abandoned properties that constitute less than a complete unit of depreciable property are charged or credited, net of proceeds, to accumulated depreciation, depletion and amortization unless doing so significantly affects the unit-of-production amortization rate, in which case a gain or loss is recognized in the statement of operations. Gains or losses from the disposal of complete units of depreciable property are recognized in earnings (loss).

Unproved.

        Unproved properties consist of costs to acquire undeveloped leases as well as costs to acquire unproved reserves. Undeveloped lease costs and unproved reserve acquisitions are capitalized, and individually insignificant unproved properties are amortized on a composite basis, based on past success, past experience and average lease-term lives. PetroShare evaluates significant unproved properties for impairment based on remaining lease term, drilling results, reservoir performance, seismic interpretation or future plans to develop acreage. When successful wells are drilled on undeveloped leaseholds, unproved property costs are reclassified as proved properties and depleted on a unit-of-production basis. Impairment expense for unproved properties is reported in exploration and impairment expense.

Exploratory.

        Geological and geophysical costs, including exploratory seismic studies, and the costs of carrying and retaining unproved acreage are expensed as incurred. Costs of seismic studies that are utilized in development drilling within an area of proved reserves are capitalized as development costs. Amounts of seismic costs capitalized are based on only those blocks of data used in determining development well locations. To the extent that a seismic project covers areas of both developmental and exploratory drilling, those seismic costs are proportionately allocated between development costs and exploration expense.

        Costs of drilling exploratory wells are initially capitalized, pending determination of whether the well contains proved reserves. If an exploratory well does not contain proved reserves, the costs of drilling the well and other associated costs are charged to expense. Costs incurred for exploratory wells that contain reserves, which cannot yet be classified as proved, continue to be capitalized if (a) the well has found a sufficient quantity of reserves to justify completion as a producing well, and (b) the Company is making sufficient progress assessing the reserves and the economic and operating viability of the project. If either condition is not met, or if the Company obtains information that raises substantial doubt about the economic or operational viability of the project, the exploratory well costs, net of any salvage value, are expensed.

Property, Plant and Equipment

        Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using straight-line methods over the estimated useful lives of the related assets. Expenditures for renewals and betterments which increase the estimated useful life or capacity of the asset are capitalized; expenditures for repairs and maintenance are expensed when incurred.

Asset Impairment

        Proved crude oil and natural gas properties are reviewed for impairment on a field-by-field basis each quarter, or when events and circumstances indicate a possible decline in the recoverability of the carrying value of such field. The estimated future undiscounted cash flows expected in connection with the field are compared to the carrying amount of the field to determine if the carrying amount is recoverable. If the carrying amount of the field exceeds its estimated undiscounted future cash flows, the carrying amount of the field is reduced to its estimated fair value. Due to the unavailability of relevant comparable market data, a discounted cash flow method is used to determine the fair value of proved properties. The discounted cash flow method utilizes the most recent third party reserve estimation report and estimates future cash flows based on management's estimates of future crude oil and natural gas production, commodity prices based on commodity futures price strips, operating and development costs, and a risk-adjusted discount rate. The Company recognized impairment expense of $154,776 during the year ended December 31, 2015, while expense of $1,236,842 was recorded in 2014.

Depreciation, Depletion and Amortization

        Depreciation, depletion and amortization of capitalized drilling and development costs of producing crude oil and natural gas properties, including related support equipment and facilities, are computed using the unit-of-production method on a field basis based on total estimated proved developed crude oil and natural gas reserves. Amortization of producing leaseholds is based on the unit-of-production method using total estimated proved reserves. In arriving at rates under the unit-of-production method, the quantities of recoverable crude oil and natural gas reserves are established based on estimates made by the Company and external independent reserve engineers. Upon sale or retirement of properties, the cost and related accumulated depreciation, depletion and amortization are eliminated from the accounts and the resulting gain or loss, if any, is recognized. Unit of production rates are revised whenever there is an indication of a need, but at least in conjunction with annual reserve reports. Revisions are accounted for prospectively as changes in accounting estimates. Depletion expense for the year ended December 31, 2015 was $9,898, and expense of $714,160 was recorded in 2014.

Drilling Advances

        The Company's drilling advances consist of cash provided to the Company from its joint interest partners for planned drilling activities. Advances are applied against the joint interest partner's share of expenses incurred. As of December 31, 2015 and 2014, drilling advances totaled $nil and $221,834, respectively.

Income Taxes

        PetroShare recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates that are expected to be in effect when the differences are expected to be recovered. PetroShare provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Asset Retirement Obligation

        Asset retirement obligations associated with tangible long-lived assets are accounted for in accordance with ASC 410, "Accounting for Asset Retirement Obligations." The estimated fair value of the future costs associated with dismantlement, abandonment and restoration of crude oil and natural gas properties is recorded generally upon the completion of a well. The net estimated costs are discounted to present values using a risk adjusted rate over the estimated economic life of the crude oil and natural gas properties. Such costs are capitalized as part of the related asset. The asset is depleted on the units-of-production method. The liability is periodically adjusted to reflect: (1) new liabilities incurred; (2) liabilities settled during the period; (3) accretion expense; and (4) revisions to estimated future cash flow requirements. The accretion expense is recorded as a component of depreciation, depletion, accretion and amortization expense in the accompanying statements of operations.

Share Based Compensation

        PetroShare uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards in accordance with ASC 718, "Compensation." The option-pricing model requires the input of highly subjective assumptions, including the option's expected life, the price volatility of the underlying stock, and the estimated dividend yield of the underlying stock. PetroShare's expected term represents the period that stock-based awards are expected to be outstanding and is determined based on the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of its stock-based awards. As there was insufficient historical data available to ascertain a forfeiture rate, the plain vanilla method was applied in calculating the expected term of the options. The Company's common stock has limited historical trading data, and as a result the expected stock price volatility is based on the historical volatility of a group of publicly traded companies that share similar operating metrics and histories. PetroShare has never paid dividends on its common stock and currently does not intend to do so, and as such, the expected dividend yield is zero.

New Accounting Pronouncements

Recently Issued

        From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board ("FASB") that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on our financial statements upon adoption.

        In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, "Revenue from Contracts with Customers." The standard requires an entity to recognize revenue in a manner that depicts the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU No. 2014-09 will supersede most of the existing revenue recognition requirements in US GAAP when it becomes effective and is required to be adopted using one of two retrospective application methods. In August 2015, the FASB issued ASU No. 2015-14, "Revenue from Contracts with Customers—Deferral of the Effective Date," which approved a one year deferral of ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted as of the original effective date for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company currently evaluating the method of adoption and impact this standard will have on its financial statements and related disclosures.

        In August 2014, the FASB issued ASU No. 2014-15, "Presentation of Financial Statements—Going Concern (Subtopic 205-40)." The new guidance addresses management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and in certain circumstances to provide related footnote disclosures. The standard is effective for the annual period beginning after December 15, 2016 and for annual and interim periods thereafter. Early adoption is permitted. The Company is currently evaluating the impact that this new guidance will have on its financial statements.

        In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The standard requires lessees to recognize the assets and liabilities that arise from leases on the balance sheet. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The new guidance is effective for annual and interim reporting periods beginning after December 15, 2018. The amendments should be applied at the beginning of the earliest period presented using a modified retrospective approach with earlier application permitted as of the beginning of an interim or annual reporting period. The Company is currently evaluating the impact of the new guidance on its financial statements.

Recent Accounting Pronouncements Not Yet Adopted

        Various accounting standards and interpretations were issued in 2015 with effective dates subsequent to December 31, 2015. We have evaluated the recently issued accounting pronouncements that are effective in 2016 and believe that none of them will have a material effect on our financial position, results of operations or cash flows when adopted.

        Further, the Company is monitoring the joint standard-setting efforts of the Financial Accounting Standards Board and the International Accounting Standards Board. There are a large number of pending accounting standards that are being targeted for completion in 2016 and beyond, including, but not limited to, standards relating to revenue recognition, accounting for leases, fair value measurements, accounting for financial instruments, disclosure of loss contingencies and financial statement presentation. Because these pending standards have not yet been finalized, at this time the Company is not able to determine the potential future impact that these standards will have, if any, on its financial position, results of operations or cash flows.